Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding	9 Months Ended
Sep. 30, 2022 $ / shares shares
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	227,770
Exercise Price	37.13
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 4.07
June 6, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	937
Exercise Price	85.5
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 1.18
September 4, 2023 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	854
Exercise Price	44.55
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 1.43
April 2, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	7,125
Exercise Price	37.8
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 2.01
June 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	417
Exercise Price	38.4
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 2.24
September 27, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	20,000
Exercise Price	67.95
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 2.49
October 22, 2024 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	833
Exercise Price	60.45
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 2.56
July 24, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	16,140
Exercise Price	44.7
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 3.32
July 31, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	11,074
Exercise Price	44.7
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 3.32
August 10, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	833
Exercise Price	44.7
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 3.36
November 19, 2025 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	1,024
Exercise Price	68.85
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 2.64
June 1, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	3,788
Exercise Price	105.6
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 4.22
June 29, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	21,967
Exercise Price	84.75
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 4.22
August 19, 2026 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	38,261
Exercise Price	63
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 3.45
March 18, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	1,500
Exercise Price	19.8
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 4.5
May 10, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	800
Exercise Price	11.85
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 4.8
August 17, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	99,977
Exercise Price	6
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 5
September 20, 2027 [Member]
Share Capital and Reserves (Details) - Schedule of incentive stock options outstanding [Line Items]
Options Outstanding	2,240
Exercise Price	3.45
Weighted Average Remaining Life (years) (in Dollars per share) | $ / shares	$ 5